Balance Sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents (Note 4)	$ 17,633	$ 16,169
Marketable securities (Note 5)	15,612	72
Accounts receivable, net (Note 6)	10,572	8,115
Inventories (Note 7)	11,834	11,117
Deferred income taxes (Note 3)	534	660
Recoverable taxes (Note 8)	5,260	3,940
Advances to suppliers	786	1,136
Other current assets	1,632	1,435
Total current assets	63,863	42,644
Property, plant and equipment, net (Note 9)	218,567	136,167
Investments in non-consolidated companies and other investments (Note 10)	6,312	4,350
Non-current assets
Accounts receivable, net (Note 6)	2,905	1,946
Advances to suppliers	3,077	3,267
Petroleum and alcohol account - receivable from Federal Government (Note 11)	493	469
Marketable securities (Note 5)	3,099	2,659
Restricted deposits for legal proceedings and guarantees (Note 18 (b))	1,674	1,158
Recoverable taxes (Note 8)	6,407	5,462
Goodwill (Note 17(a))	192	139
Prepaid expenses	516	618
Other assets	1,578	1,391
Total non-current assets	19,941	17,109
Total assets	308,683	200,270
Current liabilities
Trade accounts payable	10,468	9,882
Current debt (Note 12)	8,960	8,431
Current portion of capital lease obligations (Note 14)	105	227
Income taxes payable	898	825
Taxes payable, other than income taxes	5,135	5,149
Payroll and related charges	2,617	2,118
Dividends and interest on capital payable (Note 16 (f))	2,158	1,340
Employees' postretirement benefits obligation - Pension and Health Care (Note 15 (a))	782	694
Other payables and accruals	2,429	2,299
Total current liabilities	33,552	30,965
Long-term liabilities
Long-term debt (Note 12)	60,471	49,041
Capital lease obligations (Note 14)	117	203
Employees' postretirement benefits obligation - Pension and Health Care (Note 15 (a))	13,740	10,963
Deferred income taxes (Note 3)	12,704	9,844
Provision for abandonment (Note 9 (b))	3,194	2,812
Contingencies (Note 18 (b))	760	469
Other liabilities	748	553
Total long-term liabilities	91,734	73,885
Shares authorized and issued (Note 16 (a))
Preferred share - 2010 - 5,602,042,788 shares and 2009 - 3,700,729,396 shares	45,840	15,106
Common share - 2010 - 7,442,454,142 shares and 2009 - 5,073,347,344 shares	63,906	21,088
Additional paid in capital	(86)	707
Retained earnings
Appropriated	47,147	36,987
Unappropriated	13,758	15,062
Accumulated other comprehensive income
Cumulative translation adjustments	13,539	6,743
Postretirement benefit reserves adjustments net of tax ((US$1,401) and (US$848) for December 31, 2010 and 2009, respectively) - Pension cost and Health Care cost (Note 15 (a))	(2,719)	(1,646)
Unrealized gains (losses) on available-for-sale securities, net of tax	124	24
Unrecognized loss on cash flow hedge, net of tax	(15)	(13)
Petrobras shareholders equity	181,494	94,058
Noncontrolling interest	1,903	1,362
Total equity	183,397	95,420
Total liabilities and shareholders equity	$ 308,683	$ 200,270